Carrying values of vessels, vessels under construction, right of use assets for vessels and goodwill	12 Months Ended
Dec. 31, 2024
Disclosure of impairment of assets [Abstract]
Carrying values of vessels, vessels under construction, right of use assets for vessels and goodwill	Carrying values of vessels, vessels under construction, right of use assets for vessels and goodwill
At each balance sheet date, we review the carrying amounts of our goodwill, vessels and related drydock costs to determine if there is any indication that these amounts have suffered an impairment loss. If such indication exists, the recoverable amount of the vessels and related drydock costs is estimated in order to determine the extent of the impairment loss (if any). Recoverable amount is the higher of fair value less costs to sell and value in use. As part of this evaluation, we consider both internal and external indicators of potential impairment, in accordance with IAS 36. Indicators of possible impairment may include, but are not limited to, comparing the carrying amount of net assets to market capitalization, changes in interest rates, changes in the technological, market, economic, or legal environments in which we operate, changes in forecasted charter rates, and movements in external broker valuations. We also assess whether any evidence suggests the obsolescence or physical damage of our assets, whether we have any plans to dispose of an asset before the end of its estimated useful life, and whether any evidence suggests that the economic performance of an asset was, or may become, worse than expected.
At December 31, 2024 and December 31, 2023, we performed an assessment to determine if any indicators of impairment exist, considering both internal and external factors as part of this assessment. We reviewed the carrying amount of our vessels to determine if there was an indication that these assets had suffered an impairment. First, we assessed the fair value less the cost to sell of our vessels, taking into consideration vessel valuations from independent ship brokers. We then compared the fair value less selling costs to each vessel’s carrying value and, if the carrying value exceeded the vessel’s fair value less selling costs, an indicator of impairment existed.
At December 31, 2024 and 2023, our operating fleet consisted of 99 and 111 owned or sale and leaseback vessels, respectively. All of the vessels in our operating fleet had fair values less selling costs greater than their carrying amount at this date. We also considered other internal and external factors as part of this assessment to determine if any indicators of impairment exist, as the markets in which we operate continued to experience strength during the years ended December 31, 2024 and 2023. This strength is evidenced by, among other things:
•The strength in second-hand vessel values, particularly as compared to the carrying values of our vessels;
•The strength of time charter rates for long-term fixtures, which provides an indication of the forward market;
•The operating cash flows that we generated during each period.
It is on this basis that we determined that there were no indications of impairment on any of our vessels as of December 31, 2024 or December 31, 2023.
Reversal of previously recorded impairment
At December 31, 2020 an impairment charge of $14.2 million was recorded on 13 MR vessels by reference to their value in use. At December 31, 2022, we evaluated whether this impairment should be reversed pursuant to the principles set forth under IAS 36, Impairment of assets. Given the external factors noted in our markets during this period, we concluded that there were indicators that the recoverable amount of these 13 vessels should be estimated again and determined that the previous impairment, less the depreciation that would have been recorded had the impairment not been recorded, should be reversed. This resulted in the reversal of the previously recorded impairment of $12.7 million.
Goodwill
Goodwill arising from a previous acquisition has been allocated to the cash generating units within each of the respective operating segments that were expected to benefit from the synergies of this transaction (LR2s). The carrying value of the goodwill allocated to the LR2 segment was $8.2 million at both December 31, 2024 and 2023. Goodwill is not amortized and is tested annually (or more frequently, if impairment indicators arise) by comparing the aggregate carrying amount of the cash generating units in each respective operating segment, plus the allocated goodwill, to their recoverable amounts. We used the fair value less cost to sell to determine recoverable amount, by taking into consideration vessel valuations from independent ship brokers for each vessel within each segment.
This test was performed in connection with the assessment of the carrying amount of our vessels and related drydock costs at December 31, 2024 and 2023, and an impairment charge was not recorded.
Capitalized interest
There was a nominal amount of capitalized interest expense for the year ended December 31, 2023 and none during the year ended December 31, 2024. We cease capitalizing interest when the vessels reach the location and condition necessary to operate in the manner intended by management.
There were no vessels under construction during the years ended December 31, 2024 or December 31, 2023.